Collateralized accounts receivable and recourse and non-recourse debt (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Collateralized Accounts Receivable
9.1	Collateralized accounts receivable

	12.31.2018	12.31.2017
Estimated residual value of leased assets	215.8	215.6
Minimum lease payments receivable	122.6	127.6
Guaranteed operation (cash inflow)	27.0	42.7
Impairment (i)	(129.5)	(97.2)

Investment in sales-type lease	235.9	288.7

Current portion	218.5	185.6
Non-current portion	17.4	103.1

(i)	The amount recognized relates to the devaluation of assets linked to structured financing.

Summary of Amounts Classified As Non-Current Assets	As of December 31, 2018, the maturities of the amounts classified as non-current assets are as follows:

Year
2019	3.7
2020	3.9
2021	4.0
2022	2.6
Thereafter 2022	3.2

17.4

Summary of Recourse and Non-Recourse Debt
9.2	Recourse and non-recourse debt

	12.31.2018	12.31.2017
Recourse debt	330.6	347.0
Non-recourse debt	10.8	17.1

	341.4	364.1

Current portion	324.0	17.6
Non-current portion	17.4	346.5

Summary of Maturities of the Amounts Classified As Non-Current Liabilities	As of December 31, 2018, the maturities of the amounts classified as non-current liabilities were as follows:

Year
2019	3.7
2020	3.9
2021	4.0
2022	2.6
Thereafter 2022	3.2

17.4